Investments: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Amortized	Estimated
	Cost	Fair Value

Due after one year through five years	$ 2,403	$ 2,556
Mortgage-backed securities:
Residential mortgage-backed	3,741	4,000

Total debt securities	$ 6,144	$ 6,556